Revenue from contracts with customers - Net System Sales per End-Use (Details) € in Millions	12 Months Ended
	Dec. 31, 2025 EUR (€) Unit	Dec. 31, 2024 EUR (€) Unit	Dec. 31, 2023 EUR (€) Unit
Disaggregation of Revenue [Line Items]
Total net sales	€ 32,667.3	€ 28,262.9	€ 27,558.5
Net system sales
Disaggregation of Revenue [Line Items]
Net system sales in units (in units) | Unit	535	583	600
Total net sales	€ 24,474.3	€ 21,768.7	€ 21,938.6
Net system sales | Logic
Disaggregation of Revenue [Line Items]
Net system sales in units (in units) | Unit	364	399	439
Total net sales	€ 16,054.1	€ 13,195.1	€ 15,984.7
Net system sales | Memory
Disaggregation of Revenue [Line Items]
Net system sales in units (in units) | Unit	171	184	161
Total net sales	€ 8,420.2	€ 8,573.6	€ 5,953.9